Additional Notes - Carrying Amount of Financial Instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Financial assets at fair value through profit or loss	€ 24,454	€ 25,605
Financial assets at amortised cost	985,107	1,048,029
Financial liabilities at amortised cost	€ (2,053,071)	€ (2,127,532)